Equity settled share-based transactions - Share Options Outstanding (Details) - Share options	1 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2020 instuments Options	Dec. 31, 2020 Options	Dec. 31, 2019 Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options outstanding		10,757,396	10,757,396	10,527,131
Vesting period	1 year
Directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options outstanding		8,631,256
Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options outstanding		1,311,394
Third parties
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options outstanding		814,746
Options granted in relation to consultancy services | Options		86,128